Investments in and Loan Receivables from Affiliated Companies	12 Months Ended
Mar. 31, 2011
Investments in and Loan Receivables from Affiliated Companies
Investments in and Loan Receivables from Affiliated Companies

3. INVESTMENTS IN AND LOAN RECEIVABLES FROM AFFILIATED COMPANIES

Investments in and loan receivables from affiliated companies in which the Company has the ability to exercise significant influence over their operating and financial policies are comprised of the following:

(¥ in millions)
At March 31:	2011	2010
Investments	¥16,335	¥15,667
Loan receivables	234	278

	¥16,569	¥15,945

The following table presents a summary of financial information of affiliated companies:

(¥ in millions)
At March 31:	2011	2010
Current assets	¥54,358	¥55,958
Noncurrent assets	59,853	62,414

Total assets	114,211	118,372
Current liabilities	59,068	61,495
Noncurrent liabilities	16,083	19,441

Net assets	¥39,060	¥37,436

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Revenues	¥222,694	¥210,492	¥216,430
Cost of revenues	162,836	155,350	160,690
Net income	1,442	873	419

Trade notes and accounts receivable from affiliated companies at March 31, 2011 and 2010 were ¥21,885 million and ¥24,827 million, respectively.

Revenues from affiliated companies aggregated ¥63,886 million, ¥65,246 million, and ¥55,374 million for the years ended March 31, 2011, 2010, and 2009, respectively.

Cash dividends received from affiliated companies were ¥69 million, ¥72 million, and ¥46 million for the years ended March 31, 2011, 2010, and 2009, respectively.

Retained earnings include net undistributed earnings of affiliated companies in the amount of ¥11,361 million and ¥10,652 million at March 31, 2011 and 2010, respectively.